Lease liabilities (Tables)	12 Months Ended
Aug. 31, 2024
Lease liabilities
Summary of lease liabilities

	2024	2023
	$	$
Opening balance	2,641,794	2,415,549
Additions	237,469	921,498
Repayment	(650,461)	(726,893)
Interest on lease liability	116,170	139,132
Lease termination	(1,160,649)	(151,800)
Deconsolidation on sale of subsidiary	(937,427)	—
Currency translation	12,896	44,308
Closing balance	259,792	2,641,794

Current	122,077	647,638
Non-current	137,715	1,994,156
	259,792	2,641,794

Future undiscounted lease payments	Future undiscounted lease payments as at August 31, 2024 are as follows:

$
Less than one year	125,719
One to five years	147,878
273,597